Consolidated Statements Of Operations (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income from operations of discontinued businesses, income tax expense	$ (23)	$ (266)	$ 48
Gain (loss) from disposal of discontinued businesses, income tax expense	$ 300	$ 132	$ 0